Financial Risk Management (Financial Risk Factors, Derivatives, Reconciliation of Hedging Reserves in Cash Flow) (Details) - Swap contract [member] ¥ in Thousands	12 Months Ended
Dec. 31, 2020 CNY (¥)
Disclosure of nature and extent of risks arising from financial instruments [line items]
As at 31 December 2019	¥ 0
Add: Change in fair value of hedging instrument recognized in OCI	(63,840)
Less: Reclassified to the cost of inventory - not included in OCI	63,840
As at 31 December 2020	¥ 0